FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Assets, Total	$ 47,868,795	$ 71,432,177	$ 295,802,694
U.S. Money Market Funds held in Trust Account | Recurring
Assets:
Assets, Total	47,868,795	71,432,177	295,802,694
Level 1
Assets:
Assets, Total	47,868,795	71,432,177	295,802,694
Level 1 | U.S. Money Market Funds held in Trust Account | Recurring
Assets:
Assets, Total	$ 47,868,795	$ 71,432,177	$ 295,802,694